Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and other short term employment benefits		$ 3,304	$ 2,816
Share-based payments	[1]	1,581	1,500
Total compensation		$ 4,885	$ 4,316

[1]	calculated at fair value on day of the grant